SEGMENTS (Details 2) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 5,686,000,000	$ 5,038,000,000	$ 11,316,000,000	$ 9,848,000,000
Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	3,078,000,000	2,557,000,000	6,136,000,000	5,015,000,000
Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	2,065,000,000	2,271,000,000	4,085,000,000	4,423,000,000
Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	543,000,000	210,000,000	1,095,000,000	410,000,000
Us Group One [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,290,000,000	892,000,000	2,671,000,000	1,868,000,000
Us Group One [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	1,536,000,000	1,772,000,000	3,028,000,000	3,449,000,000
Us Group One [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	304,000,000	3,000,000	624,000,000	7,000,000
Europe Group Two [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	957,000,000	771,000,000	1,945,000,000	1,561,000,000
Europe Group Two [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	419,000,000	414,000,000	857,000,000	808,000,000
Europe Group Two [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	79,000,000	54,000,000	157,000,000	105,000,000
Rest Of The World [Member] | Generics [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	831,000,000	894,000,000	1,520,000,000	1,586,000,000
Rest Of The World [Member] | Branded [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	110,000,000	85,000,000	200,000,000	166,000,000
Rest Of The World [Member] | Other Products [Member]
Revenues From External Customers And Long Lived Assets [Line Items]
Net sales by geographic area	$ 160,000,000	$ 153,000,000	$ 314,000,000	$ 298,000,000